Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 13 - INCOME TAXES:

a.	Basis of taxation

Current tax is calculated with reference to the profit of the Company and its subsidiaries in their respective countries of operation. Set out below are details in respect of the significant jurisdictions where the Company and its subsidiaries operate and the factors that influenced the current and deferred taxation in those jurisdictions:

Israel

Valens is taxed under the laws of the State of Israel at a corporate tax rate of 23%.

In 2023, 2022 and 2021, Valens is at a losses position and therefore has no corporate tax liability. As of December 31, 2023, 2022 and 2021, Valens has a carry forward loss of approximately $116 million, $99 million and $88 million, respectively. Such carry forward loss has no expiration date. Valens is taxed in the New Israeli Shekel (“NIS”), which is different from its functional currency (U.S. Dollar). The change in the Company’s NOLs for tax purposes is partly resulted by such rate differences.

United States

The principal federal tax rate applicable to the U.S. subsidiaries is 21%.

With respect to Valens Semiconductor Inc., is also subject to state taxes at the following rates: 8.84% in California and 0.75% in Texas.

As of December 31, 2023, Valens Merger Sub, Inc. (formerly PTK) has a carry forward loss of approximately $4 million. Such carry forward loss is subject to the 382 limitation and has no expiration date.

Japan

The effective principal corporate tax rate applicable to the Japanese subsidiary is 36%.

Germany

The effective principal corporate tax rate applicable to the German subsidiary is 30%.

China

The effective principal corporate tax rate applicable to the Chinese subsidiary for is 5%.

b.	Income (loss) Before Income Taxes:

Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Domestic (Israel)	(20,291)	(27,959)	(26,549)
Foreign	724	727	412
Loss before income taxes	(19,567)	(27,232)	(26,137)

c.	Income tax expenses consisted of the following for the periods indicated:

	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Domestic (Israel)	45	360	306
Foreign	67	91	101
Income tax expenses	112	451	407

d.	Taxes on Income:

Taxes on income for the years ended December 31, 2023, 2022 and 2021 were comprised of the following:

	December 31
	2023	2022	2021
	U.S. dollars in thousands
Current:
Domestic	45	360	306
Foreign	67	91	101
Total	112	451	407
Deferred:
Domestic	-	-	-
Foreign	-	-	-
Total	-	-	-
Income tax expenses	112	451	407

A reconciliation our theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2023	2022	2021
	U.S. dollars in thousands
Loss before taxes on income and before Equity in earnings of investee	(19,567)	(27,232)	(26,137)
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	(4,500)	(6,263)	(6,011)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	4	(3)	1
Operating losses and other temporary differences for which valuation allowance was provided	5,915	5,505	3,773
Permanent differences	(1,352)	852	2,338
Tax prepayment and other	45	360	306
Actual taxes on income	112	451	407

e.	Deferred Tax Assets and Liabilities:

The components of the Company’s deferred tax assets and liabilities as of December 31, 2023, and 2022 were as follows:

	December 31
	2023	2022
	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	27,617	17,670
Research and development	2,092	10,861
Issuance costs	-	1,009
Employee and payroll accrued expenses	623	700
Operating lease liabilities	403	742
Share-based compensation	2,283	1,364
Other	37	38
Total deferred tax assets	33,055	32,384
Deferred tax liabilities:
Operating lease right-of-use assets	461	832
Total deferred tax liabilities	461	832
Total deferred tax assets, net	32,594	31,552
Less valuation allowance for deferred tax assets	(32,594)	(31,552)
Deferred tax assets	-	-

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies.

The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2023, and 2022, the Company has recorded a full valuation allowance of $(32,594) and $(31,552) thousand with regard to its deferred taxes (which is mainly tax loss carryforwards) generated in Israel, respectively.

The change in valuation allowance for the years ended December 31, 2023, 2022 and 2021 was $(1,042) thousand, $340 thousand and $(9,595) thousand, respectively.

f.	Uncertain tax positions

The Company implement a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company do not have any material liabilities in any reported periods regarding uncertain tax positions. The Company classify interest and penalties recognized related to our uncertain tax positions within income taxes on the consolidated statements of operations.

g.	Tax assessments

The Israeli entity’s’ income tax assessments are considered final through 2016.

The US subsidiary’s income tax assessments are considered final through 2019.